DEBT FACILITIES - Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	$ 3,250.1	$ 3,046.2
Net proceeds from borrowing under revolving credit facilities	(396.7)	44.5
Proceeds from long-term debt	433.5	31.2
Repayment of long-term debt	(370.4)	(161.0)
Repayment of lease liabilities	(69.5)	(83.4)
Total changes from financing cash flows	(403.1)	(168.7)
Foreign currency exchange differences	(5.9)	223.3
Additions and remeasurement of lease liabilities	177.2	128.2
Disposal of discontinued operations (Note 2)	(12.2)
Accretion	27.9	25.0
Transfer from royalty obligations (Note 2)	36.9
Other	3.4	(3.9)
Total non-cash changes	227.3	372.6
Liabilities arising from financing activities, end	3,074.3	3,250.1
Unsecured senior notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	1,300.7	1,221.0
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	397.1	0.0
Repayment of long-term debt	(21.7)	(21.8)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	375.4	(21.8)
Foreign currency exchange differences	1.2	101.1
Additions and remeasurement of lease liabilities	0.0	0.0
Disposal of discontinued operations (Note 2)	0.0
Accretion	0.0	0.0
Transfer from royalty obligations (Note 2)	0.0
Other	1.0	0.4
Total non-cash changes	2.2	101.5
Liabilities arising from financing activities, end	1,678.3	1,300.7
Term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	564.4	620.3
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	(324.0)	(106.1)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(324.0)	(106.1)
Foreign currency exchange differences	(1.3)	48.9
Additions and remeasurement of lease liabilities	0.0	0.0
Disposal of discontinued operations (Note 2)	0.0
Accretion	0.0	0.0
Transfer from royalty obligations (Note 2)	0.0
Other	0.8	1.3
Total non-cash changes	(0.5)	50.2
Liabilities arising from financing activities, end	239.9	564.4
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	455.9	395.0
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	(69.5)	(83.4)
Total changes from financing cash flows	(69.5)	(83.4)
Foreign currency exchange differences	0.5	21.7
Additions and remeasurement of lease liabilities	177.2	128.2
Disposal of discontinued operations (Note 2)	(12.2)
Accretion	0.0	0.0
Transfer from royalty obligations (Note 2)	0.0
Other	0.0	(5.6)
Total non-cash changes	165.5	144.3
Liabilities arising from financing activities, end	551.9	455.9
R&D obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	496.1	473.0
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	36.4	31.2
Repayment of long-term debt	(24.7)	(33.1)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	11.7	(1.9)
Foreign currency exchange differences	0.0	0.0
Additions and remeasurement of lease liabilities	0.0	0.0
Disposal of discontinued operations (Note 2)	0.0
Accretion	27.9	25.0
Transfer from royalty obligations (Note 2)	36.9
Other	1.6	0.0
Total non-cash changes	66.4	25.0
Liabilities arising from financing activities, end	574.2	496.1
Revolving credit facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	433.0	336.9
Net proceeds from borrowing under revolving credit facilities	(396.7)	44.5
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(396.7)	44.5
Foreign currency exchange differences	(6.3)	51.6
Additions and remeasurement of lease liabilities	0.0	0.0
Disposal of discontinued operations (Note 2)	0.0
Accretion	0.0	0.0
Transfer from royalty obligations (Note 2)	0.0
Other	0.0	0.0
Total non-cash changes	(6.3)	51.6
Liabilities arising from financing activities, end	$ 30.0	$ 433.0